Subsequent events (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) roles	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Expense of restructuring activities		$ 7,206	$ 28,683
Forecast
Disclosure of non-adjusting events after reporting period [line items]
Estimated reduction in headcounts under restructuring plan | roles	280
Expense of restructuring activities	$ 8